Exhibit 99.4

Client Name:	Bank of America Corporation
Client Project Name:	CIM 2019-J1
Start - End Dates:	10/2017 - 6/2019
Deal Loan Count:	235
Report Run Date:	7/30/2019

Conditions Report 2.0

Loans in Report:	235
Loans with Conditions:	171

0 - Total Active Conditions

283 - Total Satisfied Conditions

148 - Credit Review Scope
17 - Category: Ability to Repay/Qualified Mortgage
4 - Category: Application
23 - Category: Assets
10 - Category: Credit/Mtg History
12 - Category: DTI
31 - Category: Income/Employment
16 - Category: Insurance
25 - Category: Legal Documents
1 - Category: Potential Misrepresentation
8 - Category: Terms/Guidelines
1 - Category: Title
20 - Property Valuations Review Scope
13 - Category: Appraisal
3 - Category: FEMA
1 - Category: Property
3 - Category: Value
115 - Compliance Review Scope
41 - Category: Ability to Repay/Qualified Mortgage
1 - Category: APR Tolerance
1 - Category: Compliance Manual
10 - Category: Documentation
1 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
10 - Category: Right of Rescission
50 - Category: TILA/RESPA Integrated Disclosure
159 - Total Waived Conditions

7 - Credit Review Scope
1 - Category: Credit/Mtg History
6 - Category: Income/Employment
152 - Compliance Review Scope
45 - Category: Federal Consumer Protection
21 - Category: RESPA
5 - Category: Right of Rescission
2 - Category: State Consumer Protection
79 - Category: TILA/RESPA Integrated Disclosure

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